Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations
The following table provides a reconciliation of the Company’s net income (loss) from discontinued operations presented in the consolidated statements of operations for the years ended December 31, 2024, 2023, and 2022. There are no interest or other corporate costs allocated to discontinued operations in financial results presented below.

	Year Ended December 31
	2024			2023			2022
	GEH Singapore	Edmodo	Total	GEH Singapore	Edmodo	Total	Edmodo
Revenue	$29,115	$—	$29,115	$1,808	$—	$1,808	$560
Cost of revenue	25,045	—	25,045	1,237	(119)	1,118	3,460
Gross profit (loss)	4,070	—	4,070	571	119	690	(2,900)

Operating expenses:
General and administrative	4,494	64	4,558	355	900	1,255	1,400
Research and development	—	—	—	—	41	41	6,224
Sales and marketing	457	—	457	11	1	12	2,113
Total operating expenses	4,951	64	5,015	366	942	1,308	9,737

Operating profit (loss) from discontinued operations	(881)	(64)	(945)	205	(823)	(618)	(12,637)

Other income (expense):
Interest expense	(43)	—	(43)	(3)	—	(3)	—
Gain on disposition of GEH Singapore	9,255		9,255	—	—	—	—
Other income (expense)	439		439	(3)	—	(3)	—
Total other income (expense)	9,651	—	9,651	(6)	—	(6)	—

Income (loss) from discontinued operations, before income taxes	8,770	(64)	8,706	199	(823)	(624)	(12,637)
Income tax benefit	19	—	19	19	—	19	—
Income (loss) from discontinued operations, net of tax	8,789	(64)	8,725	218	(823)	(605)	(12,637)
Net (loss) income attributable to non-controlling interests	(33)	—	(33)	33	—	33	—
Net income (loss) attributable to Mynd	$8,822	$(64)	$8,758	$185	$(823)	$(638)	$(12,637)
During the year ended December 31, 2024, the Company disposed of its interests in GEH Singapore in its entirety and closed the remaining operations of Edmodo. As a result, the Company does not have any assets or liabilities that qualify for presentation as discontinued operations as of December 31, 2024.
The following table provides a reconciliation of the Company’s current and non-current assets and liabilities from discontinued operations presented in the consolidated balance sheet as of December 31, 2023.

	December 31, 2023
	GEH Singapore	Edmodo	Total
ASSETS
Current assets:
Cash and cash equivalents	$3,980	$—	$3,980
Accounts receivable	129	—	129
Inventories	147	—	147
Prepaid expenses and other current assets	258	—	258
Due from related parties	1,076	—	1,076
Current assets of discontinued operations	5,590	—	5,590

Non-current assets:
Goodwill	1,996	—	1,996
Property, plant, and equipment, net	4,841	—	4,841
Intangible assets, net	7,750	—	7,750
Right-of-use assets	5,078	—	5,078
Other non-current assets	2,284	—	2,284
Non-current assets of discontinued operations	21,949	—	21,949

Total assets of discontinued operations	27,539	—	27,539

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Accounts payable	458	—	458
Accrued expenses and other current liabilities	3,864	163	4,027
Contract liabilities	106	—	106
Lease liabilities, current	2,794	—	2,794
Due to related parties	19	—	19
Current liabilities of discontinued operations	7,241	163	7,404

Non-current liabilities:
Lease liabilities, non-current	2,382	—	2,382
Other non-current liabilities	4,251	—	4,251
Deferred tax liabilities	1,317	—	1,317
Total non-current liabilities	7,950	—	7,950

Total liabilities of discontinued operations	$15,191	$163	$15,354